Preferred Shares and Ordinary Shares	12 Months Ended
Dec. 31, 2024
Preferred Shares and Ordinary Shares [Abstract]
PREFERRED SHARES AND ORDINARY SHARES

14. PREFERRED SHARES AND Ordinary shares

The Company was incorporated in the Cayman Islands in August 2015 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company authorized 3,500,000,000 shares with US$0.00001428571428 par value and issued 416,920,000 shares to three shareholders in exchange for RMB41 (US$6). As of December 31, 2023, the number of outstanding ordinary shares is 416,920,000. As of December 31, 2024, the number of outstanding ordinary shares is 1,152,740,747 after the Company completed its IPO.

The Company issued 193,480,000 preferred shares to four shareholders in exchange for RMB21 (US$3). As of December 31, 2023, the number of outstanding preferred shares is 193,480,000. In December 2024, the Company completed its IPO and all preferred shares were converted to ordinary shares. As of December 31, 2023 and 2024, the number of outstanding preferred shares is 193,480,000 and nil.